Subsequent events (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Subsequent Events [Abstract]
Schedule of calculation of basic and diluted net income per share

	For Six Months Periods Ended October 31,
	2024	2025	2025
	S$	S$	US$
	Unaudited	Unaudited	Unaudited
Numerator:
Net loss available to Ordinary Shareholders	(2,019,092)	(1,505,248)	(1,156,784)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	10,473,625	10,601,750	10,601,750
Loss per common share:
Basic and diluted	(0.20)	(0.14)	(0.11)

	Years Ended April 30,
	2024	2025	2025
	S$	S$	US$
Numerator:
Net loss available to ordinary shareholders	(2,359,844)	(5,137,064)	(3,934,994)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	9,075,989	10,537,688	10,537,688
Loss per ordinary share:
Basic and diluted	(0.26)	(0.49)	(0.37)